S-K 1603(c) Fiduciary Duties to Other Companies	Oct. 08, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Jamie Weber	UNCAP Investment Management	Asset Management	Chief Financial Officer
	SPARK Neuro	Medical Technology	Controller
Marc Mazur	Brightwood Capital Advisors, LLC	Financial Fund	Industry Advisor
	American Addiction Centers	Addiction Treatment	Director
Charles N. Kahn III	Federation of American Hospitals	Hospital Advocacy	President and Chief Executive Officer
	Future of Health Community	Healthcare Leadership	Founding Member and Co-Chair
Spencer Gerrol	Spark Neuro Inc.	Healthcare	Founder and Chief Executive Officer